Right to Use Assets and Lease Liability - Schedule of Lease Cost (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Operating Lease Expenses [Member]
Lease expenses	$ 33,866	$ 43,666
Operating Lease Expenses [Member]
Lease expenses	34,743	64,327
Operating Lease Expenses - Related Party [Member]
Lease expenses	$ 9,819	$ 14,793